PROPOSED OFFERING	3 Months Ended	5 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Proposed Offering
PROPOSED OFFERING

NOTE 3. PROPOSED OFFERING

Pursuant to the Proposed Offering, the Company intends to issue Units, each consisting of one ordinary share, one redeemable warrant (“Public Warrant”), and one right (“Public Right”). Each right entitles the holder to receive one-fourth (1/4) of one Class A ordinary share upon consummation of an initial Business Combination. No fractional shares will be issued upon conversion of the rights.

NOTE 3. PROPOSED OFFERING

Pursuant to the Proposed Offering, the Company intends to issue Units, each consisting of one ordinary share, one redeemable warrant (“Public Warrant”), and one right (“Public Right”). Each right entitles the holder to receive one-fourth (1/4) of one Class A ordinary share upon consummation of an initial Business Combination. No fractional shares will be issued upon conversion of the rights.